Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases	LeasesThe Company leases certain office space, laboratory space, and equipment. At the inception of an arrangement, the Company determines whether the arrangement is or contains a lease based on the unique facts and circumstances present. The Company does not recognize right-of-use assets or lease liabilities for leases determined to have a term of 12 months or less. Many of the Company's leases contain variable non-lease components such as maintenance, taxes, insurance, and similar costs for the spaces it occupies. For new and amended leases beginning in 2019, the Company has elected the practical expedient not to separate these non-lease components of leases for classes of all underlying assets and instead account for them as a single lease component for all leases. The Company recognizes on a straight-lines basis the net fixed payments of operating leases over the lease term.
Variable executory costs, as it relates to net leases, are excluded from the calculation of the lease liability. Variable executory costs include costs relating to utilities, repairs, maintenance, insurance, common area expenses, and taxes paid for the leased asset during its economic life. The Company expenses the variable lease payments in the period in which it incurs the obligation to pay such variable amounts and will be included in variable lease costs in the leases footnote disclosure. These variable lease payments are not included in the Company's calculation of its right-of-use assets or lease liabilities.

In adopting ASC 842, in the year ended December 31, 2019, the Company elected the package of practical expedients which, among other things, allowed it to retain the classification of its leases in place at the effective date of ASC 842.
The Company leases certain office space, laboratory space, and equipment. At the inception of an arrangement, the Company determines whether the arrangement is or contains a lease based on the unique facts and circumstances present.
The Company leased space at Forest House from Imperial Limited under a ten-year lease, the term of which commenced in September 2015. As of December 31, 2021, and 2020, the Company leased space at this location from Imperial (Forest House) Limited under a ten-year lease, the term of which commenced in September 2015. The lease included an option for the Company to lease additional space within a fifteen months period, which the Company exercised in October 2016. The exercise of the option resulted in a separate new lease with a concurrent term through August 2025. The Company and the landlord has the option to early terminate both leases in September 2020 and the landlord has the option to give notice to terminate the lease from September 2020 onward. The Company has measured its right-of-use assets and lease liabilities based on lease terms ending in September 2025. The landlord exercised its option to give notice in September 2020 to terminate the Forest House lease and pay the Company a break-lease payment fee in September 2021. The Company recorded a $1.3 million gain upon the notice of lease termination and lease incentive receivable of $1.2 million in the third quarter of 2020. The Company did not have a lease incentive receivable as of December 31, 2021. In addition to base rent, the Company is obligated to pay its proportionate share of building operating expenses and real estate taxes in excess of base year amounts. These costs are considered to be variable lease payments and are not included in the determination of the lease’s right-of-use asset or lease liability.
Prior to the lease commencement date of the Forest House leases, the Company, in conjunction with the landlord, made improvements to the leased space. The total cost of these improvements was funded by the landlord, a portion of the cost will be reimbursed by the Company over the term of the leases. The total cost of the improvements was capitalized as leasehold improvements on the Company’s balance sheet, with an offset to long-term lease incentive obligation for the portion funded by the landlord and other long-term payables for the portion to be repaid to the landlord. The lease related to this facility is classified as an operating lease.
In September 2017, the Company executed an arrangement with Catapult Limited to lease a manufacturing suite at the Cell and Gene Therapy Catapult manufacturing center in Stevenage, United Kingdom for a term through May 2021, at which time the Company has the option to renew or terminate the lease. The lease related to this facility is classified as an operating lease. The lease has a six-month rent-free period. In addition to base rent, the Company is obligated to pay its proportionate share of building operating expenses and real estate taxes in excess of base year amounts. These costs are considered to be variable lease payments and are not included in the determination of the lease’s right-of-use asset or lease liability. In December 2018, the Company executed an additional lease arrangement for additional manufacturing space for a term through September 2023, at which time the Company has the option to renew or terminate the lease.
In June 2018, the Company signed a binding letter of intent to enter into a lease for office and laboratory space at the MediaWorks in White City, London. The letter of intent required the Company to enter into a ten-year lease provided that the landlord completed the required leasehold improvements described in the agreement. Once the leasehold improvements were completed the Company executed a lease agreement with Whitewood Media Village GP Limited and Whitewood Media Village Nominee Limited to lease the fifth floor of MediaWorks including laboratory space. The Company has the option to terminate the lease in November 2026. In addition to base rent, the Company is obligated to pay its proportionate share of building operating expenses and real estate taxes in excess of base year amounts. These costs are considered to be variable lease payments and are not included in the determination of the lease’s right-of-use asset or lease liability. The lease agreement includes an option to lease additional space. In August 2021, MediaWorks became the Company's main corporate headquarters. The lease term is nine years and eleven months with an eighteen month rent free period at the beginning of the lease term. As of December 31, 2021 and 2020 the Company capitalized $3.0 million and $6.7 million as leasehold improvements, respectively.
In September 2018, the Company signed a binding letter of intent to enter into a lease for manufacturing space in Enfield, United Kingdom. The letter of intent required the Company to enter into a fifteen-year lease provided that the landlord completed the required leasehold improvements described in the agreement. The Company executed lease agreements for three manufacturing space units, each for fifteen-year lease terms. The leases commenced in February 2019 with option to terminate the lease in February 2029.
In addition to base rent, the Company is obligated to pay its proportionate share of building operating expenses and real estate taxes in excess of base year amounts. These costs are considered to be variable lease payments and are not included in the determination of the lease’s right-of-use asset or lease liability. The Company reduced the right-of-use asset and lease liability based on the contractual option termination date. The Company expensed $4.1 million of leasehold improvements from assets under construction as of December 31, 2019 as a result of discontinuing the fit-out of the manufacturing facility. In March 2021, the Company surrendered one of the units. Upon the surrender, the Company recognized a $0.1 million gain in other (expense) income after recognizing a termination fee of $0.2 million. The Company has no further obligations for the surrendered unit and the right of use asset and lease liability which were recorded for this unit have been written off in the period. During the three months ended December 31, 2021, the Company sub-leased two of the units to two third parties over lease terms from October, 2021 to February 2029 and October 2026, respectively. The rental income of less than $0.1 million has been offset against General and Administration expenses. The sub-leases have been classified as operating leases. The Company also received $0.1 million in rental deposits, arising from the sub-lease agreements which have been classified as restricted cash. The Company is actively seeking to sub-lease or assign the lease arrangements relating to the final unit to a third party. The Company completed an asset impairment analysis of the right-of-use lease concluding the undiscounted cash flows exceeded the carrying value as of December 31, 2021.
In October 2018, the Company executed an agreement to sublease office space in Rockville, Maryland for a term through October 2021. The Company then terminated the sublease in February 2020 and immediately entered into a five-year lease for the same space with the landlord. As a result of the sublease termination, the Company recognized a $0.2 million gain in other (expense) income in the three months ending March 31, 2020. The lease related to this facility is classified as an operating lease. The Company is obligated to pay its proportionate share of building operating expenses and real estate taxes in excess of base year amounts. These costs are considered to be variable lease payments and are not included in the determination of the lease’s right-of-use asset or lease liability.

In January 2019, the Company executed a lease agreement to lease additional office and manufacturing space in Rockville, Maryland. The lease agreement required the Company to enter into a lease provided that the landlord completed the required leasehold improvements described in the agreement. The lease commenced in August 2020 for a term through June 2036. In March 2021, the Company announced plans to move the site of its global launch of manufacturing capacity to the United Kingdom from the United States. As a part of this strategy, the Company entered into a termination agreement with the landlord of its Rockville, Maryland property to terminate the lease for office and manufacturing space. As a result, the Company recognized a $2.0 million termination fee gain from the landlord, a $2.3 million gain from the removal of the leased right of use asset and corresponding lease liability, and expensed $2.4 million of leasehold improvements for the year ended December 31, 2021 within other expense (income). The $2.0 million termination fee was received from the landlord in April 2021.

In May 2020, the Company executed an arrangement with Catapult Limited to lease a manufacturing suite at the Cell and Gene Therapy Catapult manufacturing center in Stevenage, United Kingdom for a term through April 2024. The lease related to this facility is classified as an operating lease. In addition to base rent, the Company is obligated to pay its proportionate share of building operating expenses and real estate taxes in excess of base year amounts. These costs are considered to be variable lease payments and are not included in the determination of the lease’s right-of-use asset or lease liability.

The Company identified and assessed the following significant assumptions in recognizing its right-of-use assets and corresponding lease liabilities during the adoption of ASC 842, in the year ended December 31, 2019:

•As the Company's leases do not provide an implicit rate, it estimated the incremental borrowing rate for each lease based on a yield curve analysis, utilizing the interest rate derived from the fair value analysis of its existing leases and adjusting it for factors that appropriately reflect the profile of secured borrowing over the lease term. For leases existing as of the adoption date, the Company has utilized its incremental borrowing rate based on the remaining lease term as of the adoption date. For leases that commenced after the adoption date, the Company determined the incremental borrowing rate based on the lease term as determined at the commencement date of the lease.

•The expected lease terms include both contractual lease periods and, when applicable, cancellable option periods where failure to exercise such options would result in an economic penalty.

•Since the Company elected to account for each lease component and its associated non-lease components as a single combined lease component, all contract consideration was allocated to the combined lease component.
The following table shows the lease balance sheet classification of leases for the years ended December 31, 2021 and 2020 (in thousands):

	As of December 31,
	2021	2020
Assets
Operating lease right-of-use assets, net of accumulated amortization	$18,775	$51,637

Liabilities
Current
Operating lease liabilities, current	4,453	3,590
Non-current
Operating lease liabilities, non-current	16,545	50,571
Total lease liabilities	$20,998	$54,161

The following table shows the lease costs for the years ended December 31, 2021 and 2020 (in thousands):

		Year ended December 31,
Lease costs	Statement of Operations Classification	2021	2020
Operating lease costs	Operating expenses: research and development	$4,801	$5,266
Variable costs	Operating expenses: research and development	1,144	1,212
Short term lease costs	Operating expenses: research and development	193	282

Operating lease costs	Operating expenses: general and administration	1,178	1,380
Variable costs	Operating expenses: general and administration	147	270
Short term lease costs	Operating expenses: general and administration	12	—
Total lease costs		$7,475	$8,410

	Year ended December 31,
Other information	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases (in thousands)	$4,619	$4,896
Right-of-use assets obtained in exchange for new operating lease liabilities (in thousands)	$(38,335)	$30,786

Weighted-average remaining lease term - operating leases (in years)	5.80 years	11.20 years
Weighted-average discount rate - operating leases	7.15%	9.00%
Future fixed payments for non-cancellable operating leases in effect as of December 31, 2021 are payable as follows:

Operating Leases
Maturity of lease liabilities for the years ending December 31,	(in thousands)
2022	$5,776
2023	4,915
2024	4,230
2025	2,981
2026	2,748
Thereafter	4,780
Total Lease Payments	25,430
Less: Imputed interest	(4,432)
Present value of lease liabilities	$20,998

Sub-lease Agreements
In October 2021, the Company entered into separate two sub-lease agreements with two third parties for two manufacturing spaces in Enfield which is currently leased by the Company. The annual lease payments to be received for each of sub-leased units is $97,000 and $109,000, over lease terms from October, 2021 to February 2029 and October 2026, respectively. The Company received $127,000 in rental deposits, arising from the sub-lease agreements which have been classified as restricted cash as of December 31, 2021. Both sub-leases have been classified as operating leases. The Company will recognize the sub-lease payments on a straight line basis from the commencement of the sub-lease agreements
The following table shows the sub-lease rental income for the years ended December 31, 2021 and 2020 (in thousands):

		Year ended December 31,
Sub-lease rental income	Statement of Operations Classification	2021	2020
Sub-lease rental income	Operating expenses: general and administration	49	—
Total sub-lease rental income		$49	$—

Future fixed receipts for non-cancellable operating sub-leases in effect as of December 31, 2021 are receivable as follows:

Operating Leases
(in thousands)
2022	$243
2023	278
2024	278
2025	278
2026	217
Thereafter	244
Total lease payments receivable	$1,538